Cover	Jul. 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 03, 2024
Entity File Number	001-40597
Entity Registrant Name	Mama’s Creations, Inc.
Entity Central Index Key	0001520358
Entity Tax Identification Number	27-0607116
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	25 Branca Road
Entity Address, City or Town	East Rutherford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07073
City Area Code	(201)
Local Phone Number	532-1212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value per share
Trading Symbol	MAMA
Security Exchange Name	NASDAQ